Business segment information - Distribution of Long-lived Assets, Net, by Geographical Area (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Long-lived assets, net	$ 262,091	$ 270,064
Ireland
Segment Reporting Information [Line Items]
Long-lived assets, net	107,684	110,522
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets, net	40,398	41,970
U.S.
Segment Reporting Information [Line Items]
Long-lived assets, net	69,686	72,578
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets, net	$ 44,323	$ 44,994